--------------------------------------------------------------
COLONIAL MUNICIPAL MONEY MARKET FUND         SEMIANNUAL REPORT
--------------------------------------------------------------

December 31, 1998


                    -------------------------------
                    Not FDIC      May Lose Value
                     Insured      No Bank Guarantee
                    -------------------------------

                 COLONIAL MUNICIPAL MONEY MARKET FUND HIGHLIGHTS
                        JULY 1, 1998 - DECEMBER 31, 1998

INVESTMENT OBJECTIVE: Colonial Municipal Money Market Fund seeks maximum current income exempt from federal income tax by investing principally in a diversified portfolio of short-term municipal securities.

STRATEGY: The Fund pursues its objective by investing all of its assets in the SR&F Municipal Money Market Portfolio (Portfolio), a municipal money market fund with the same investment objective as the Fund.

PORTFOLIO MANAGER COMMENTARY: "We anticipated the Federal Reserve Board's (Fed) easing of interest rates, so we lengthened maturity. As a result, we maintained the Fund's earning power. We continued to invest in variable-rate notes for liquidity purposes, with rates on these instruments outperforming six-month notes during the fourth quarter. A modest rate cut by the Fed is possible if the U.S. economy slows in early 1999, which would create a challenging environment in maintaining the Fund's current level of income."

                                                              - Ronnie Wallace

                COLONIAL MUNICIPAL MONEY MARKET FUND PERFORMANCE

                                              Class A      Class B     Class C
-------------------------------------------------------------------------------
Inception dates                               6/16/87       5/5/92       8/1/97
-------------------------------------------------------------------------------
Six-month distributions declared
  per share                                    $0.014       $0.009       $0.012
-------------------------------------------------------------------------------
7-day yields on 12/31/98(1)                     3.08%        2.10%        2.68%
-------------------------------------------------------------------------------
7-day taxable-equivalent yields on 12/31/98(2)  5.10%        3.48%        4.44%
-------------------------------------------------------------------------------
30-day yields on 12/31/98(1)                    2.75%        1.76%        2.35%

Portfolio Breakdown(3)                   Portfolio Maturity(3)
(as of 12/31/98)                         (as of 12/31/98)
----------------------------------       ----------------------------------
Variable-Rate Notes .........69.9%       0 - 29 days .................71.1%
Tax-Exempt Bonds ............16.9%       30 - 89 days .................4.4%
Other Tax Exempts ............6.4%       90 - 179 days ...............10.2%
Tax-Anticipation Notes .......2.2%       180 - 299 days ..............10.3%
Put Bonds ....................3.9%       300 - 375 days ...............4.0%
Other ........................0.7%

(1) If the Advisor or its affiliates had not waived or borne certain Fund expenses, the 7-day and 30-day yields would have been 2.08% and 1.75% for Class A shares, 1.10% and 0.76% for Class B shares, and 1.08% and 0.76% for Class C shares, respectively.
(2) Taxable-equivalent yields are based on the 39.6% federal income tax rate.
(3) Portfolio breakdown and maturity weightings are calculated as a percentage of total market value of the investment portfolio. Because it is actively managed, there can be no guarantee the portfolio will continue to hold or invest in these securities in the future.

    An investment in the Fund is not insured or guaranteed by the U.S. government. There can be no assurance that the $1.00 net asset value per share will be maintained.

                              PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[Photo of Stephen E. Gibson]

I am pleased to present the semiannual report for Colonial Municipal Money Market Fund for the six-month period ended December 31, 1998.

Conditions for fixed-income investments varied considerably during the period. While the environment for bonds was positive overall, a variety of domestic and international factors created a volatile climate for fixed-income investors. In the U.S., the periodic fears of inflation that existed early in the period all but vanished during the second half, as an increasing number of signs pointed toward a gradually slowing U.S. economy. This environment set the stage for a series of interest rate cuts by the Federal Reserve Board in the fall of 1998, helping bond values end the period on a positive note.

Flight to quality was a theme that repeated itself at various times during the period. Abroad, the economic and financial turmoil that began in Asia in the fall of 1997 gradually spread to other less-developed markets. As a result, investors worldwide were drawn to the relative safety and stability of U.S. Treasury bonds. While returns on fixed-income investments, including municipals, were positive, investor demand for quality and stability made U.S.
Treasury bonds the biggest winners.

For investors seeking a relatively stable environment for their investment dollars and the potential for competitive, tax-exempt income, Colonial Municipal Money Market Fund remains an attractive option for their investment portfolio.

Thank you for choosing Colonial Municipal Money Market Fund and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    February 11, 1999


Because market and economic conditions change, there can be no assurance that the trends discussed above will continue.

                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                        DECEMBER 31, 1998 (IN THOUSANDS)
                                   (UNAUDITED)
MUNICIPAL SECURITIES - 101.9%                                PAR        VALUE
--------------------------------------------------------------------------------
ALASKA - 0.2%
Anchorage Alaska Water Revenue (FSA Insured)
   4.500% 8/1/99                                            $  235     $    236
                                                                       --------
 ................................................................................
ALABAMA - 0.4%
University of Alabama Revenue Series A (General
   Fee-Huntsville, MBIA Insured, prerefunded
   to 11/1/99, escrowed in U.S. Treasury securities)
   7.000% 11/1/09                                              500          527
                                                                       --------
 ................................................................................
ARKANSAS - 2.2%
Clark County Solid Waste Disposal Revenue
   (Reynolds Metals Project, LOC SunTrust
   Bank) VRDB 4.050% (a)                                     3,000        3,000
                                                                       --------
 ................................................................................
CALIFORNIA - 1.7%
Los Angeles County GO TRAN Series 98-99A
   4.500% 6/30/99                                            1,000        1,003
Orange California IDR Series A (Control Air
   Conditioning Project, LOC California State
   Teachers Retirement) VRDB 4.000% (a)                      1,400        1,400
                                                                       --------
                                                                          2,403
                                                                       --------
 ................................................................................
COLORADO - 3.5%
Colorado Health Facilities Authority Revenue
   (AMC Cancer Research Center, LOC U.S. Bank NA)
   3.750% 1/15/28 (Mandatory Put 1/15/99)                    1,000        1,000
Colorado Springs IDR (Catalano Family LLP Project,
   LOC Bank One Colorado) VRDB 4.150% (a)                    1,200        1,200
Lowry Economic Redevelopment Authority Colorado
   Revenue Series B (LOC Canadian Imperial Bank)
   VRDB 4.000%                                               1,000        1,000
SBC Metropolitan District Colorado (LOC U. S
   Bank NA) 3.350% 12/1/17 (Mandatory Put 12/1/99)           1,555        1,555
                                                                       --------
                                                                          4,755
                                                                       --------
 ................................................................................
DELAWARE - 2.2%
Delaware State Economic Development Authority
   IDR Series C (Star Enterprise, Delaware Clean
   Power Project, LOC Canadian Imperial Bank)
   VRDB 4.110% (a)                                           3,000        3,000
                                                                       --------
 ................................................................................
GEORGIA - 1.9%
Gwinnett County Development Authority IDR
   (Price Companies Project, LOC NationsBank of
   Georgia) VRDB 4.200% (a)                                  2,600        2,600
                                                                       --------
 ................................................................................
ILLINOIS - 14.9%
ABN AMRO Munitops Certificates Trust
   Series 1998-14 (Cook County GO Refunding
   Bond, ABN AMRO Liquidity Provider)
   VRDB 4.200% (b)                                           1,000        1,000
Chicago Economic Development Revenue (Crane
   Carton Project, LOC Northern Trust) VRDB 4.200%             750          750
Chicago Revenue (De La Salle Institute Project,
   LOC Northern Trust) VRDB 4.000%                             900          900
Chicago Tax Increment Allocation
   (Stockyards, LOC Northern Trust)
   Series A VRDB 4.000%                                      1,500        1,500
Cook County School District No. 99 Cicero GO
   (FSA Insured) 3.400% 6/1/99                               1,225        1,226
Glendale Heights IDR (Judy LLC/York Corrugated,
   LOC Harris Trust and Savings Bank)
   VRDB 4.200% (a)                                           1,000        1,000
Homewood Flossmoor Park District GO
   (FSA Insured) 4.200% 12/1/99                                135          136
Illinois Development Finance Authority Revenue
   (Nutrasweet Project, gtd by Monsanto)
       VRDB 4.300% (a)                                       4,300        4,300
   (American Osteopathic Association, LOC Harris
       Trust and Savings Bank) VRDB 4.050%                     700          700
   (Wheaton Academy Project, LOC Northern Trust)
       VRDB 4.050%                                           1,000        1,000
Illinois Health Facility Authority Revenue
   (University of Chicago Hospital Project)
   2.950% 8/1/15 (Mandatory Put 5/3/99)                      1,000        1,000
Illinois Student Assistance Commission Student Loan
   Revenue (LOC Bank of America Illinois)
   Series 96A VRDB 4.050% (a)                                1,000        1,000
Montgomery & Bond Counties Community Unit
   School District Number 3 (FSA Insured)
   3.400% 11/1/99                                              395          395
Morton IDR Series A (Morton Welding Project,
   LOC Bank One Illinois NA Chicago)
   VRDB 4.250% (a)                                             940          940
Quad Cities Regional Economic Development
   Authority Revenue (Steel Warehouse, LOC
   Bank One Indiana) VRDB 4.150% (a)                         4,200        4,200
Sauget PCR (Monsanto Project) VRDB 4.150%                      300          300
                                                                       --------
                                                                         20,347
                                                                       --------
 ................................................................................
INDIANA - 9.5%
Allen County Economic Development Revenue
   (Golden Years Homestead Project, LOC
   Norwest Bank Minnesota) VRDB 4.000%                       1,655        1,655
Crawfordsville Economic Development Revenue
   (Pedcor Investments, Shady Knoll Project,
   LOC FHLB) VRDB 4.100% (a)                                 1,567        1,567
Franklin Economic Development Revenue
   (Pedcor Investments, Lakeview Apartments,
   LOC FHLB) VRDB 4.100% (a)                                 2,839        2,839
Gary Environmental Improvement Revenue
   (U.S. Steel Project, LOC Bank of Nova Scotia)
   VRDB 3.500%                                                 500          500
Indiana Municipal Power Agency Power
   Supply System Revenue Series B
   (MBIA Insured) 4.850% 1/1/99                                500          500
Kokomo Economic Development Revenue (Village
   Community Partners IV Project, LOC
   FHLB) VRDB 4.100% (a)                                     2,940        2,940
La Porte County Economic Development Revenue
   (Pedcor Investments, Woodland Project, LOC
   FHLB) VRDB 4.100% (a)                                     1,965        1,965
Plymouth Economic Development Revenue Series A
   (Hillcrest Apartments Project, LOC Lasalle National
   Bank) VRDB 4.250% (a)                                     1,000        1,000
                                                                       --------
                                                                         12,966
                                                                       --------
 ................................................................................
IOWA - 6.7%
Clinton IDR (Sethness Products Project, LOC
   Northern Trust) VRDB 4.150% (a)                           4,000        4,000
Iowa Higher Education Loan Authority Revenue
   (Saint Ambrose University, LOC Norwest Bank
   Minnesota) VRDB 4.1000%                                     500          500
Iowa State Schools Cash Anticipation
   Program Warrant Certificates (FSA Insured)
   Series 97-98B 4.250% 1/28/99                              1,000        1,000
   Series 98-99A 4.500% 6/25/99                              2,000        2,007
Muscatine County PCR (Monsanto Project)
   VRDB 4.150%                                               1,500        1,500
Ottumwa Revenue (Ottumwa Regional Health Center,
   LOC Norwest Bank Minnesota) VRDB 4.050%                     200          200
                                                                       --------
                                                                          9,207
                                                                       --------
 ................................................................................
KANSAS - 0.6%
Olathe IDR (Garmin International Project,
    LOC NationsBank) VRDB 4.200%  (a)                          800          800
                                                                       --------
 ................................................................................
KENTUCKY - 3.9%
Covington Industrial Building Revenue
   (White Castle Distributing, LOC Bank One
   Columbus) Series 1991 VRDB 4.150%  (a)                    3,560        3,560
Shelby County Industrial Building Revenue
   (Roll Forming, LOC Bank One Kentucky)
    VRDB 4.150%  (a)                                         1,730        1,730
                                                                       --------
                                                                          5,290
                                                                       --------
 ................................................................................
LOUISIANA - 1.0%
Calcasieu Parish Industrial Development Board
   Environmental Revenue (Citgo Petroleum Project,
   LOC Banque Nationale Paris) VRDB 5.250% (a)                 200          200
Lake Charles Harbor & Term District Port
   Facilities Revenue (E.I. Dupont de Nemours)
   VRDB 5.100%                                                 300          300
Saint Charles Parish PCR (Shell Oil Company
   Norco Project) VRDB 5.200% (a)                              500          500
Terrebonne Parish Hospital Service District
   No. 1 (General Medical Center Project,
   AMBAC Insured) 4.000% 4/1/99                                320          320
                                                                       --------
                                                                          1,320
                                                                       --------
 ................................................................................
MASSACHUSETTS - 0.6%
Massachusetts State Turnpike Authority Bond
   Anticipation Notes Series A 5.000% 6/1/99
   (escrowed in U.S. Treasury securities)                      785          789
                                                                       --------
 ................................................................................
MARYLAND - 1.2%
Anne Arundel County Economic Development
   Revenue (Baltimore Gas and Electric Project)
   2.950% 12/1/18 (Mandatory Put 4/5/99) (a)                 1,000        1,000
Maryland State Community Development
   Administration Department of Housing and
   Community Development Single Family Program
   Sixth Series 4.450% 4/1/99  (a)                             655          656
                                                                       --------
                                                                          1,656
                                                                       --------
 ................................................................................
MICHIGAN - 2.5%
ABN AMRO Munitops Certificates Trusts
   Series 1998-13 (Michigan Trunk Line
   Revenue, ABN AMRO Liquidity Provider)
   VRDB 4.170% (b)                                           2,000        2,000
Detroit City School District GO 4.500% 7/1/99                1,000        1,004
Highland Park School District GO (FSA Insured)
   3.900% 5/1/99                                               185          185
Lowell Michigan Area Schools GO 6.750% 5/1/99                  225          227
                                                                       --------
                                                                          3,416
                                                                       --------
 ................................................................................
MINNESOTA - 2.2%
Maple Grove Multifamily Housing Revenue (Eagle
   Ridge Apartments, LOC Norwest Bank Minnesota)
   VRDB 3.950%                                               3,000        3,000
                                                                       --------
 ................................................................................
MISSOURI - 4.4%
Jefferson County Industrial Development Authority
   IDR (GHF Holdings Project, LOC Bank One
   Indiana) VRDB 4.150% (a)                                  3,700        3,700
Kansas City Industrial Development Authority
   IDR (Lanter Project, LOC Harris Trust & Savings
   Bank) VRDB 4.200%                                           600          600
Missouri State Health & Educational Facilities
   Authority Revenue (Washington University)
   Series C VRDB 5.000%                                        600          600
Saint Charles County Industrial Development
   Authority PCR (Monsanto Project)
   VRDB 4.100%                                                 100          100
St. Louis General Fund Revenue TRAN
   4.500% 6/30/99                                            1,000        1,004
                                                                       --------
                                                                          6,004
                                                                       --------
 ................................................................................
MONTANA - 0.7%
Montana State Board of Investment Revenue
   Series 1991 3.600% 3/1/01 (Optional Put 3/1/99)           1,000        1,000
                                                                       --------
 ................................................................................
NEW HAMPSHIRE - 0.9%
New Hampshire State Business Finance Authority
   Resource Recovery Revenue (Wheelabrator Concord,
   LOC Wachovia Bank) Series B VRDB 4.050% (a)               1,200        1,200
                                                                       --------
 ................................................................................
NEW JERSEY - 0.7%
Middlesex School District GO (FSA Insured)
    4.750% 4/15/99                                             250          250
Pitman School District GO (FGIC Insured)
   4.800% 4/1/99                                               325          326
South Brunswick Township GO 4.400% 8/1/99                      395          396
                                                                       --------
                                                                            972
                                                                       --------
 ................................................................................
NEW MEXICO - 0.8%
Albuquerque Educational Facilities Revenue (Menual
   School Project, LOC Norwest Bank Minnesota)
   VRDB 4.100%                                                 300          300
Rio Rancho Public School District Number 94 GO
   Series B (FSA Insured) 6.100% 8/1/99                        835          846
                                                                       --------
                                                                          1,146
                                                                       --------
 ................................................................................
NEW YORK - 2.2%
Batavia School District GO (FSA Insured)
   4.350% 6/15/99                                            1,639        1,643
Nassau County GO Series S (AMBAC Insured)
    5.000% 3/1/99                                              715          716
Oceanside Unified Free School District GO
   (FGIC Insured) 7.000% 6/15/99                               650          659
                                                                       --------
                                                                          3,018
                                                                       --------
 ................................................................................
NORTH CAROLINA - 0.5%
New Hanover County Industrial Facilities
   (Gang-Nail Systems Project, LOC Harris
   Trust & Savings Bank) VRDB 4.050%                           700          700
                                                                       --------
 ................................................................................
OHIO - 2.3%
Hancock County Multi-Family Revenue
   (Pedcor Investments, Crystal Glen Apartments
   Project, LOC FHLB) VRDB 4.200%  (a)                         750          750
Ohio Environmental Improvement Revenue
    (U.S. Steel Project, LOC Pittsburgh
    National Bank) VRDB 3.500%                                 400          400
Ohio Housing Finance Agency Mortgage Revenue Series
   A-2 (gtd. by Trinity Funding GIC) 3.800% 3/1/99 (a)       1,500        1,500
Ohio State Building Authority Series C
   (prerefunded to 10/1/99, escrowed in U.S.
   Treasury securities) 7.350% 10/1/04                         500          532
                                                                       --------
                                                                          3,182
                                                                       --------
 ................................................................................
OKLAHOMA - 0.4%
Tulsa County Independent School District No. 9
   Union Board of Education GO 5.350% 5/1/99                   500          527
                                                                       --------
 ................................................................................
PENNSYLVANIA - 3.0%
Pennsylvania State GO Second Series A (MBIA
   Insured) 6.000% 11/1/99                                     200          204
Pennsylvania State Higher Educational Facilities
   Authority College & University Revenue (Bryn
   Mawr College, FGIC Insured, prerefunded 12/1/99,
   escrowed in U.S. Treasury securities) 6.750% 12/1/01        750          788
Philadelphia TRAN Series 98-99A 4.250% 6/30/99               1,000        1,002
Quakertown General Authority Revenue Series 96A
   (LOC PNC Bank) VRDB 4.050%                                2,058        2,058
                                                                       --------
                                                                          4,052
                                                                       --------
 ................................................................................
SOUTH CAROLINA - 1.5%
South Carolina Jobs Economic Development
   Authority IDR (Specialty Equipment Companies,
    LOC Bank of America, Illinois) VRDB 4.150%  (a)          2,045        2,045
                                                                       --------
 ................................................................................
TENNESSEE - 2.6%
Knoxville Waste Water System Revenue
   4.375% 4/1/99                                               610          610
McMinn County Industrial Development Board
   IDR (Creative Fabrication, LOC NBD
   Bank) VRDB 4.250% (a)                                     1,096        1,096
Montgomery County Public Building Authority
    Pooled Financing Government Obligation Revenue
   (LOC NationsBank) VRDB 4.050%                             1,900        1,900
                                                                       --------
                                                                          3,606
                                                                       --------
 ................................................................................
TEXAS - 6.5%
Arlington GO 6.500% 8/15/99                                    660          673
Austin Certificates of Obligation 7.000% 9/1/99                620          634
Bexar Metropolitan Water District Waterworks
   Revenue (MBIA Insured) 4.350% 5/1/99                        300          300
Brazos River Authority PCR (Texas Utilities
   Electric Co.) VRDB 5.200% (a)                               500          500
Brazos Industrial Development Corporation Marine
   Term Revenue (Monsanto Project) VRDB 4.150%                 400          400
Carrollton GO 6.250% 8/15/99                                   335          340
Gulf Coast Industrial Development Authority Solid
   Waste Disposal Revenue (Citgo Petroleum Project,
   LOC NationsBank of Texas) VRDB 5.250% (a)                   300          300
Gulf Coast Waste Disposal Authority PCR
   (Monsanto Project) VRDB 4.150%                              200          200
Haltom City GO (AMBAC Insured) 6.500% 2/1/99                   300          300
Haltom City Waterworks and Sewer Revenue
   (FSA Insured) 6.500% 2/1/99                                 100          100
Harris County Industrial Development Corporation
   IDR (Precision General Project, LOC Morgan
   Guaranty Trust) VRDB 4.150% (a)                           2,060        2,060
Harris County Revenue (MBIA Insured)
   5.100% 8/15/99 (a)                                          235          236
Pasadena Independent School District GO
   (gtd. by PSF) 4.500% 2/15/99                                435          435
Richardson Independent School District GO
    5.500% 2/15/99                                             740          741
Robertson County Industrial Development
   Corporation (Sanderson Farms Project, LOC Harris
   Trust & Savings Bank) VRDB 4.250% (a)                       100          100
Tarrant County Hospital District GO 5.000% 8/15/99             500          504
Texas State Veterans Housing Assistance Program
   Fund II Series A 4.150% 6/1/99 (a)                          580          581
University of Texas Revenue Series B
   5.000% 8/15/99                                              500          504
                                                                       --------
                                                                          8,908
                                                                       --------
 ................................................................................
UTAH - 0.2%
Provo City School District GO 3.400% 6/15/99                $  105     $    105
Utah Municipal Power System Revenue (Hunter
   Project, AMBAC Insured) 4.200% 7/1/99                       250          250
                                                                       --------
                                                                            355
                                                                       --------
 ................................................................................
VERMONT - 0.7%
Vermont Educational & Health Buildings Financing
   Agency Revenue (Middlebury College Project)
   Series A 3.750% 5/1/28 (Optional Put 5/1/99)                910          910
                                                                       --------
 ................................................................................
WASHINGTON - 7.3%
Washington State Housing Finance Commission
   Multi-Family Housing Revenue (Hamilton Place
   Senior Living Project, LOC U.S. Bank
   of Washington) Series A VRDB 4.000% (a)                   1,140        1,140
Washington State Public Power Supply System Revenue
   Series A (Nuclear Project No. 1) 7.250% 7/1/99            1,500        1,528
   Series C (Nuclear Project No. 2) 7.200% 7/1/99            3,650        3,710
Yakima County Public Corporation IDR (John I. Haas
   Project, LOC Bayerische Vereinsbank) VRDB 4.150% (a)      3,550        3,550
                                                                       --------
                                                                          9,928
                                                                       --------
 ................................................................................
WISCONSIN - 12.0%
Carlton PCR (Wisconsin Power &
   Light Project) VRDB 4.200% (a)                            4,000        4,000
Chase IDR (Belgioioso Cheese Project, LOC
   Bank One Wisconsin) VRDB 4.150% (a)                       1,000        1,000
Fond Du Lac IDR (Brenner Tank, LOC Bank One
   Wisconsin) VRDB 4.150% (a)                                2,355        2,355
Fox Lake Redevelopment Authority IDR
   (Karavan Trailers Project, LOC Bank One
   Wisconsin) VRDB 4.150% (a)                                1,600        1,600
Hamilton School District GO 4.000% 4/1/99                      415          415
Holland IDR (White Clover Dairy Project,
   LOC Bank One Wisconsin) VRDB 4.150% (a)                   2,275        2,275
Kenosha IDR (Monarch Plastics Project, LOC
   Bank One Wisconsin) VRDB 4.150%  (a)                      1,920        1,920
Kettle Moraine School District GO (AMBAC
   Insured) 3.500% 3/15/99                                     375          375
Mukwonago School District Bond Anticipation
   Notes 3.750% 11/1/99                                      1,000        1,005
Oshkosh Area School District GO Bond Anticipation
   Notes 3.330% 12/15/99                                     1,000        1,001
Wisconsin State Clean Water Revenue Series 1
    4.200% 6/1/99                                              500          500
                                                                       --------
                                                                         16,446
                                                                       --------
TOTAL MUNICIPAL SECURITIES  (c)                                        $139,311
                                                                       --------

OTHER ASSETS & LIABILITIES, NET - (1.9)%                                 (2,595)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $136,716
                                                                       --------

Notes to Portfolio of Investments:
--------------------------------------------------------------------------------

(a) Security is subject to federal alternative minimum tax. At December 31, 1998, the aggregate amortized cost of these securities represented 56.5 percent of net assets.
(b) Represents private placement securities issued under Rule 144A, which are exempt from the registration requirements of the Securities Act of 1933. These securities generally are issued to qualified instituional buyers, such as the Portfolio, and any resale by the Portfolio must be in an exempt transaction, normally to other qualified institutional investors. At December 31, 1998, the aggregate value of the Portfolio's private placement securities was $3,000 (aggregate cost of $3,000) which represented 2.2 percent of net assets.
(c) At December 31, 1998, the cost of investments for financial reporting and federal income tax purposes was identical.

     Variable rate demand bonds (VRDB) are securities whose yields are periodically reset at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank.

                  ACRONYM                                   NAME
                  -------                                   ----
                    LOC                          Letter or Line of Credit
                    GO                             General Obligation
                    TRAN                      Tax & Revenue Anticipation Note
                    IDR                         Industrial Development Bond
                    PCR                           Pollution Control Bond

See notes to financial statements.

                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                        STATEMENT OF ASSETS & LIABILITIES

                          DECEMBER 31, 1998 (UNAUDITED)

(in thousands)
ASSETS
Investments, at amortized cost                                       $ 139,311

Receivable for:
  Investments sold                                $ 5,687
  Interest                                            977
Cash                                                   11                6,675
                                                  --------           ---------
    Total Assets                                                       145,986

LIABILITIES
Payable for investments purchased                   9,195
Payable to investment Advisor                          31
Other liabilities                                      44
                                                  -------
    Total Liabilities                                                    9,270
                                                                     ---------

NET ASSETS applicable to investors' beneficial interests             $ 136,716
                                                                     ---------

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
                                  (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Tax-exempt interest                                                     $ 2,380
                                                                        -------
EXPENSES
Management fees                                    $ 170
Accounting fees                                       14
Audit and legal fees                                   9
Trustees' fees                                         4
Other                                                  9
                                                   -----
     Total Expenses                                                         206
                                                                        -------
       Net Investment Income                                              2,174
                                                                        -------

REALIZED LOSSES ON INVESTMENTS
   Net realized losses on investments                                        (3)
                                                                        -------

Net Increase in Net Assets from Operations                              $ 2,171
                                                                        -------

See notes to financial statements.

                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                              (Unaudited)
                                              Six months
                                                 ended                Year ended
(in thousands)                                December 31              June 30
                                              ------------           -----------
INCREASE (DECREASE) IN NET ASSETS                 1998                   1998
Operations:
Net investment income                           $  2,174               $  4,891
Net realized losses on investments                    (3)                    -
                                                --------               --------
    Net increase in net assets resulting
      from operations                              2,171                  4,891
                                                --------               --------
Transactions in investors' beneficial
  interests:
Contributions                                     37,533                 80,237
Withdrawals                                      (35,006)               (92,038)
                                                --------               --------
   Net transactions in investors'
    beneficial interest                            2,527                (11,801)
                                                --------               --------
     Net increase (decrease) in net assets         4,698                 (6,910)
TOTAL NET ASSETS
Beginning of period                              132,018                138,928
                                                --------               --------
End of period                                   $136,716               $132,018
                                                --------               --------


                              FINANCIAL HIGHLIGHTS

                                (Unaudited)
                                Six months                              Period
                                   ended                                 ended
                                December 31    Years ended June 30      June 30
                                -----------    -------------------      -------
RATIOS TO AVERAGE                 1998          1998        1997        1996(a)
NET ASSETS

Expenses                         0.30%(b)       0.34%       0.32%       0.30%(b)
Net investment income            3.20%(b)       3.41%       3.36%       3.50%(b)

(a) The Portfolio commenced operations September 28, 1995.
(b) Annualized.


See notes to financial statements.

                      SR&F MUNICIPAL MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1998 (UNAUDITED)

(All amounts, except per-share amounts, in thousands)
NOTE 1. ORGANIZATION OF THE SR&F MUNICIPAL MONEY MARKET PORTFOLIO
 ................................................................................
SR&F Municipal Money Market Portfolio (the "Portfolio") is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio allocates income, expenses and realized gains and losses to each investor on a daily basis, based on their respective percentage of ownership. At December 31, 1998, Stein Roe Municipal Money Market Fund and Colonial Municipal Money Market Fund owned 89.6% and 10.4%, respectively, of the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
 ................................................................................
The following summarizes the significant accounting policies of the Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:
Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gains or losses from investment transactions are reported on an identified cost basis.

INVESTMENT VALUATIONS:
The Portfolio utilizes the amortized cost method to value its investments. This technique approximates market value and involves valuing a security initially at cost and, thereafter, assuming a constant amortization to maturity of any discount or premium. In the event that a deviation of 0.50% or more exists between each Fund's $1.00 per-share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, the Board of Trustees would consider what action, if any, should be taken. Other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds attempt to maintain a per-share net asset value of $1.00, which management believes will be possible under most conditions.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes because the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on their respective percentages of ownership.

NOTE 3. PORTFOLIO COMPOSITION
 ................................................................................
The Portfolio invests in municipal securities including, but not limited to, general obligation bonds, revenue bonds and escrowed bonds (i.e. bonds that have been refinanced, the proceeds of which have been invested in U.S. Government obligations that are set aside to pay off the original issue at the first call date or maturity.)

The Portfolio invests in certain short-term securities that are backed by bank letters of credit used to provide liquidity to the issuer and/or additional security in the event of default. At December 31, 1998, 61.6% of the Portfolio was backed by bank letters of credit. See the portfolio of investments for additional information on portfolio composition.

NOTE 4. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES
 ................................................................................
The Portfolio pays a monthly management fee to Stein Roe & Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), for its services as investment advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.25% of average daily net assets. The Advisor also provides accounting services. Certain officers and trustees of the Trust are also officers of the Advisor. The compensation of trustees not affiliated with the Advisor for the Portfolio for the period ended December 31, 1998, was $4. No remuneration was paid to any other trustee or officer of the Trust.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                        STATEMENT OF ASSETS & LIABILITIES
                          DECEMBER 31, 1998 (UNAUDITED)

 (in thousands except for per share amounts)
 ASSETS
 Investment in SR&F Municipal Money Market
   Portfolio                                                      $  14,275
 Receivable for:
   Fund shares sold                              $  1
 Other                                              6                     7
                                                 ----             ---------
     Total Assets                                                    14,282

 LIABILITIES
 Payable for:
   Fund shares repurchased                         64
   Distributions                                    3
 Accrued:
   Deferred Trustees fees                           3
 Other                                             17
                                                 ----
     Total Liabilities                                                   87
                                                                  ---------

 NET ASSETS                                                       $  14,195
                                                                  ---------

 Net asset value:
 Class A ($12,974/12,976)                                         $    1.00 (a)
                                                                  ---------
 Class B ($942/942)                                               $    1.00 (a)
                                                                  ---------
 Class C ($279/279)                                               $    1.00 (a)
                                                                  ---------


 COMPOSITION OF NET ASSETS
 Capital paid in                                                  $  14,196
 Undistributed net investment income                                      1
 Accumulated net realized loss                                           (2)
                                                                  ---------
                                                                  $  14,195
                                                                  ---------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1998
                                   (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest income from
    SR&F Municipal Money Market Portfolio                        $   284
Expenses allocated from
    SR&F Municipal Money Market Portfolio                            (25)
                                                                 -------
                                                                     259
EXPENSES
Administration fee                            $ 20
Service fee - Class B                            2
Service fee - Class C                           (a)
Distribution fee - Class B                       5
Distribution fee - Class C                       1
Transfer agent                                  18
Bookkeeping fee                                  9
Trustees fee                                     3
Audit fee                                        5
Legal fee                                        2
Registration fee                                22
Reports to shareholders                          5
Other                                           24
                                              ----
                                               116
Fees and expenses waived or borne
  by the Administrator                         (73)
Fee waived by the Distributor - Class C         (1)                   42
                                              -----              -------
       Net Investment Income                                         217
                                                                 -------
NET REALIZED LOSS ON PORTFOLIO POSITIONS
Net realized loss                                                     (1)
                                                                 -------
 Increase in Net Assets from Operations                          $   216
                                                                 -------

(a) Rounds to less than one.

See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                             (Unaudited)
                                           Six months ended        Year ended
(in thousands)                                December 31           June 30
                                            ---------------       ----------
INCREASE (DECREASE) IN                           1998                1998(a)
  NET ASSETS
Operations:
Net investment income                          $   217               $   591
Net realized loss                                   (1)                    --
                                               -------               -------
   Net Increase from Operations                    216                   591
Distributions:
From net investment income - Class A              (203)                 (560)
From net investment income - Class B               (11)                  (26)
From net investment income - Class C                (2)                   (3)
                                               -------               -------
                                                     0                     2
Fund Share Transactions:
Receipts for shares sold - Class A               5,046                17,953
Value of distributions  reinvested - Class A       200                   449
Cost of shares  repurchased - Class A           (8,662)              (20,465)
                                               -------               -------
                                                (3,416)               (2,063)
                                               -------               -------
Receipts for shares sold - Class B                 970                 2,475
Value of distributions  reinvested - Class B        11                    22
Cost of shares repurchased - Class B            (1,308)               (2,430)
                                               -------               -------
                                                  (327)                   67
                                               -------               -------
Receipts for shares sold - Class C                 104                   333
Value of distributions  reinvested - Class C         3                     3
Cost of shares repurchased - Class C                (4)                 (160)
                                               -------               -------
                                                   103                   176
                                               -------               -------
 Net Decrease from Fund
   Share Transactions                           (3,640)               (1,820)
                                               -------               -------
        Total Decrease                          (3,640)               (1,818)
NET ASSETS
Beginning of period                             17,835                19,653
                                               -------               -------
End of period (undistributed net
 investment income of $1 and $0,
  respectively)                                $14,195               $17,835
                                               -------               -------

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

Statement of Changes in Net Assets continued on following page.

See notes to financial statements.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                             (Unaudited)
                                           Six months ended       Year ended
(in thousands)                                December 31           June 30
                                            ---------------       ----------
NUMBER OF FUND SHARES                            1998                1998(a)
Sold - Class A                                   5,046                17,954
Issued for distributions reinvested - Class A      201                   449
Repurchased - Class A                           (8,663)              (20,465)
                                               -------               -------
                                                (3,416)               (2,062)
                                               -------               -------
Sold - Class B                                     970                 2,475
Issued for distributions reinvested - Class B       11                    22
Repurchased - Class B                           (1,309)               (2,430)
                                               -------               -------
                                                  (328)                   67
                                               -------               -------
Sold - Class C                                     104                   333
Issued for distributions reinvested - Class C        3                     3
Repurchased - Class C                               (4)                 (160)
                                               -------               -------
                                                   103                   176
                                               -------               -------

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1998 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
 ................................................................................
In the opinion of the Administrator of Colonial Municipal Money Market Fund (the
Fund), a series of Colonial Trust IV, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
 ................................................................................
ORGANIZATION: The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the SR&F Municipal Money Market Portfolio (the Portfolio), a Massachusetts common trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (10.4% at December 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C service and distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee and distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Distributions to shareholders: The Fund declares and records distributions daily and pays monthly.

NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
ADMINISTRATION FEE: Colonial Management Associates, Inc. (the Administrator) provides accounting and other services and office facilities for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for $18,000 per year plus 0.0233% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Liberty Funds Services, Inc., formerly Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.20% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc., (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. During the six months ended December 31, 1998, the Fund has been advised that the Distributor received contingent deferred sales charges (CDSC) of none, $3,750 and none on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually of Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.15% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of the Fund's proportionate share of the Portfolio's expenses and exclusive of service and distribution fees, commissions, taxes, and extraordinary expenses, if any) exceed 0.75% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $8 of custodian fees were reduced by balance credits applied during the six months ended December 31, 1998. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 4.  RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
 ................................................................................
On October 30, 1998 a Special Meeting of Shareholders of the Fund was held to approve the following items, all as described in the Proxy Statement for the Meeting. On August 21, 1998, the record date for the Meeting, the Fund had outstanding 16,499,820 shares of beneficial interest. The votes cast at the Meeting were as follows:

                                                                      AUTHORITY
                                                    FOR               WITHHELD
                                                 ----------            -------
To elect a Board of Trustees:
    Robert J. Birnbaum                           10,623,977            296,186
    Tom Bleasdale                                10,623,977            296,186
    John Carberry                                10,623,977            296,186
    Lora S. Collins                              10,623,977            296,186
    James E. Grinnell                            10,623,977            296,186
    Richard W. Lowry                             10,623,977            296,186
    Salvatore Macera                             10,623,977            296,186
    William Mayer                                10,623,977            296,186
    James L. Moody, Jr.                          10,623,977            296,186
    John J. Neuhauser                            10,623,977            296,186
    Thomas E. Stitzel                            10,623,977            296,186
    Robert L. Sullivan                           10,623,977            296,186
    Anne-Lee Verville                            10,623,977            296,186

                      COLONIAL MUNICIPAL MONEY MARKET FUND

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows: (Unaudited) Six months ended December 31 1998

                                                (Unaudited)
                                        Six months ended December 31
                                        ----------------------------
                                                    1998
                                  Class A         Class B         Class C
                                  -------         -------         -------
Net asset value -
   Beginning of period            $ 1.000         $ 1.000         $ 1.000
                                  -------         -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(c)        0.014           0.009           0.012 (d)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income         (0.014)         (0.009)         (0.012)
                                  -------         -------         -------
Net asset value
   End of period                  $ 1.000         $ 1.000         $ 1.000
                                  -------         -------         -------
Total return (f)(g)                 1.41% (h)       0.90% (h)       1.21% (h)(i)
                                  -------         -------         -------
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                        0.75% (j)       1.75% (j)       1.15% (d)(j)
Fees and expenses waived or
   borne by the Administrator (c)   0.91% (j)       0.91% (j)       0.91% (j)
Net investment income (c)           2.81% (j)       1.81% (j)       2.41% (d)(j)
Net assets at end of period (000) $12,974         $   942         $   279

(a)  Net of fees and expenses waived or borne by
       the Administrator
       which amounted to:         $ 0.005         $ 0.005         $ 0.005
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(d) Net of fees waived by the Distributor which amounted to $0.003 per share and 0.60% (annualized).
(e) Net of fees waived by the Distributor which amounted to $0.005 per share and 0.60% (annualized).
(f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g) Had the Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(h) Not annualized.
(i) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(j)  Annualized.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.

                               Year ended June 30
                                       1998
                     Class A          Class B        Class C (b)
                     -------          -------        -----------

                     $ 1.000          $ 1.000          $ 1.000
                     -------          -------          -------

                       0.030            0.023            0.024 (e)

                      (0.030)          (0.023)          (0.024)
                     -------          -------          -------
                     $ 1.000          $ 1.000          $ 1.000
                     -------          -------          -------

                       3.03%            2.31%            2.40% (h)(i)
                     -------          -------          -------

                       0.75%            1.48%            1.15% (e)(j)

                       0.70%            0.70%            0.70% (j)

                       3.02%            2.29%            2.62% (e)(j)

                     $16,389          $ 1,270          $   176

                     $ 0.007          $ 0.007          $ 0.007

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                            Year ended June 30
                                            ------------------------------------------------------
                                                     1997                           1996(b)
                                            Class A         Class B          Class A        Class B
                                            -------         -------          -------        -------
Net asset value - Beginning of period       $ 1.000         $ 1.000          $ 1.000        $ 1.000
                                            -------         -------          -------        -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                     0.029 (d)       0.021 (d)        0.030 (d)      0.020 (d)
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                   (0.029)         (0.021)          (0.030)        (0.020)
                                            -------         -------          -------        -------
Net asset value -
 End of period                              $ 1.000         $ 1.000          $ 1.000        $ 1.000
                                            -------         -------          -------        -------
Total return (e)(f)                           2.98%           2.12%            3.04%          2.02%
                                            -------         -------          -------        -------

RATIOS TO AVERAGE NET ASSETS
Expenses                                      0.75% (d)       1.66% (d)        0.75% (d)      1.75% (d)
Fees and expenses waived or borne by
  the Advisor/Administrator                   0.46% (d)       0.46% (d)        0.84% (d)      0.84% (d)
Net investment income                         2.94% (d)       2.03% (d)        3.00% (d)      2.00% (d)
Net assets at end of period (000)           $18,450         $ 1,203          $19,676        $ 1,235

(a) Net of fees and expenses waived or borne by
      the Advisor/Administrator
      which amounted to:                    $ 0.005         $ 0.005          $ 0.008        $ 0.008
(b) Effective September 28, 1995, SR&F became the investment Advisor of the Fund.
(c) The Fund changed its fiscal year end from November 30 to June 30 in 1995.
(d) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of SR&F Municipal Money Market Portfolio.
(e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) Annualized.

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.

                       Period ended                        Year ended
                        June 30(c)                         November 30
                  --------------------------        -------------------------
                            1995                              1994
                   Class A           Class B         Class A          Class B
                   -------           -------         -------          -------

                   $ 1.000          $ 1.000          $ 1.000           $ 1.000
                   -------          -------          -------           -------

                     0.018            0.012            0.020             0.010

                    (0.018)          (0.012)          (0.020)           (0.010)
                   -------          -------          -------           -------

                   $ 1.000          $ 1.000          $ 1.000           $ 1.000
                   -------          -------          -------           -------
                     1.80% (g)        1.20% (g)        2.00%             1.01%
                   -------          -------          -------           -------


                     0.75% (h)        1.75% (h)        0.60%             1.60%


                     0.36% (h)        0.36% (h)        0.59%             0.59%
                     3.05% (h)        2.05% (h)        2.05%             1.05%

                   $24,675          $ 3,111          $28,808            $3,867


                   $ 0.002          $ 0.002          $ 0.006           $ 0.006

                      COLONIAL MUNICIPAL MONEY MARKET FUND
                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                           Year ended
                                                           November 30
                                                    ------------------------
                                                              1993
                                                     Class A         Class B
                                                     -------         -------
Net asset value - Beginning of period                $ 1.000         $ 1.000
                                                     -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                              0.017           0.009
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.017)         (0.009)
                                                     -------         -------
Net asset value - End of period                      $ 1.000         $ 1.000
                                                     -------         -------
Total return (b)(c)                                    1.73%           0.93%
                                                     -------         -------

RATIOS TO AVERAGE NET ASSETS
Expenses                                               0.75%           1.75%
Fees and expenses waived or borne by
  the Advisor                                          0.50%           0.50%
Net investment income                                  1.69%           0.69%
Net assets at end
  of period (000)                                    $18,618         $   908

(a) Net of fees and expenses waived or borne by
      the Advisor which amounted to:                 $ 0.005         $ 0.005
(b) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses total return would have been reduced.

                              SHAREHOLDER SERVICES
                            TO MAKE INVESTING EASIER

Your Fund has one of the most extensive selections of shareholder services available. Your financial advisor can help you arrange for any of these services, or you can call Liberty Funds Services directly at 1-800-345-6611.

AFFORDABLE ADDITIONAL INVESTMENTS: Add to your account with as little as $50 on most funds; $25 for an IRA account.

FREE EXCHANGES(1): Exchange all or part of your account into the same share class of another fund distributed by Liberty Funds Distributor, Inc. by phone or mail.

EASY ACCESS TO YOUR MONEY(1): Make withdrawals from your account by phone, by mail or, for certain funds, by check.

ONE-YEAR REINSTATEMENT PRIVILEGE: If you need access to your money, but then choose to return it within one year, you can reinvest in any fund distributed by Liberty Funds Distributor of the same share class without any penalty or sales charge.

FUNDAMATIC: Make periodic investments as low as $50 from your checking account to your Fund account.

SYSTEMATIC WITHDRAWAL PLAN (SWP): Receive monthly, quarterly or semiannual payments via check or bank transmission. There is a $5,000 account value required, but no minimum for the payment amount. The maximum annual withdrawal is 12% of account balance at time SWP is established. SWPs by check are processed on the 10th calendar day of each month unless the 10th falls on a non-business day or the first business day of the week. If this occurs, the processing date will be the previous business day. Dividends and capital gains must be reinvested.

AUTOMATED DOLLAR COST AVERAGING: Transfer money on a monthly basis from any fund with a balance of $5,000 into the same share class of up to four other funds distributed by Liberty Funds Distributor. Minimum for each transfer is $100.

RETIREMENT PLANS: Choose from a broad range of retirement plans, including IRAs.

(1) Redemptions and exchanges are made at the next determined net asset value after the request is received by the Transfer Agent. Proceeds may be more or less than your original cost. The exchange privilege may be terminated at any time. Exchanges are not available on all funds. Investors who purchase Class B or C shares, or $1 million or more of Class A shares, may be subject to a contingent deferred sales charge.

                                 HOW TO REACH US
                               BY PHONE OR BY MAIL

BY TELEPHONE

CUSTOMER CONNECTION -- 1-800-345-6611
For 24-hour account information, call from your touch-tone phone. (Rotary callers will be automatically connected to a representative during business hours.) A recorded message will guide you through the menu:

For fund prices, dividends and capital gains information ......... press  [1]

For account information .......................................... press  [2]

To speak to a service representative ............................. press  [3]

For yield and total return information ........................... press  [4]

For duplicate statements or new supply of checks ................. press  [5]

To order duplicate tax forms and year-end statements ............. press  [6]
(February through May)

To review your options at any time during your call .............. press  [*]

To speak with a shareholder services representative about your account, call Monday to Friday, 8:00 a.m. to 8:00 p.m. ET, and Saturdays from February through mid-April, 10:00 a.m. to 2:00 p.m. ET.

LIBERTY TELEPHONE TRANSACTION DEPARTMENT - 1-800-422-3737
To purchase, exchange or sell shares by telephone, call Monday to Friday, 9:00 a.m. to 7:00 p.m. ET. Transactions received after the close of the New York Stock Exchange will receive the next business day's closing price.

LITERATURE - 1-800-426-3750
To request literature on any fund distributed by Liberty Funds Distributor, Inc., call Monday to Friday, 8:30 a.m. to 6:30 p.m. ET.

BY MAIL

LIBERTY FUNDS SERVICES, INC.
P.O. BOX 1722
BOSTON, MA 02105-1722

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Municipal Money Market Fund is:

Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial Municipal Money Market Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Municipal Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of Liberty Funds Distributor's Performance Update.

* Effective October 1, 1998, Colonial Investors Service Center, Inc. - the Transfer Agent for Colonial, Stein Roe Advisor and Newport Funds - will change its name to Liberty Funds Services, Inc.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

[logo] L I B E R T Y
       COLONIAL o CRABBE HUSON o  NEWPORT o STEIN ROE ADVISOR
       Liberty Funds Distributor, Inc. (C)1999
       One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
       Visit us at www.libertyfunds.com

                                                    TM-03/459G-1298 (2/99) 99/95